Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories
16	Inventories

	2018 £’000	2017 £’000	2016 £’000
Finished goods	-	941	817
Total inventories	-	941	817

There was no stock held at 31 December 2018. In 2017 a reserve was maintained against inventory that was not expected to be sold before its sell by date. The resulting charge to the discontinued element of the comprehensive statement of income in 2017 was £151k (2016: £287k).